Bank Loans - Schedule of Short-term Bank Loans (Details) (Parenthetical)						12 Months Ended
	Feb. 06, 2020 USD ($)	Aug. 30, 2019 USD ($)	Aug. 30, 2019 CNY (¥)	Aug. 17, 2018 USD ($)	Aug. 17, 2017 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Aug. 17, 2019 USD ($)	Aug. 09, 2019 USD ($)	Aug. 09, 2019 CNY (¥)	Aug. 17, 2018 CNY (¥)
Proceeds from short term debt						$ 5,211,000	$ 2,932,000	$ 4,921,600
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member]
Short term debt				$ 4,200,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member] | Buildings [Member]
Collateral debt									$ 8,200,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member] | RMB [Member]
Short term debt | ¥												¥ 30,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Cathay Bank [Membeer]
Short term debt						945,000
Maximum line of credit	$ 1,200,000
Repayment of debt	$ 45,000
Outstanding balance						$ 900,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member]
Debt instrument maturity date				Aug. 13, 2019
Proceeds from short term debt		$ 2,500,000		$ 2,900,000
Debt description		The loans bear a variable interest rate based on the prime interest rate set by the People's Bank of China at the time of borrowing, plus 1.405 basis points.	The loans bear a variable interest rate based on the prime interest rate set by the People's Bank of China at the time of borrowing, plus 1.405 basis points.
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member] | Land Use Right [Member]
Collateral debt									$ 2,100,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member] | RMB [Member]
Proceeds from short term debt | ¥			¥ 18,000,000		¥ 20,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Loan Agreement [Member] | Industrial and Commercial Bank of China [Membeer]
Short term debt										$ 1,700,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Loan Agreement [Member] | RMB [Member] | Industrial and Commercial Bank of China [Membeer]
Short term debt | ¥											¥ 12,000,000
Short-term Bank Loan 1 [Member]
Debt instrument effective interest rate							5.655%
Short-term Bank Loan 2 [Member]
Debt instrument effective interest rate						5.655%
Short-term Bank Loan 3 [Member]
Debt instrument effective interest rate							4.25%